Earnings (loss) per share amounts	12 Months Ended
Mar. 31, 2015
Earnings Per Share [Abstract]
Earnings (loss) per share amounts

14. Earnings (loss) per share amounts

Basic earnings (loss) per share is computed based on the weighted average number of Common Shares outstanding during the period. Diluted earnings (loss) per share is computed based on the weighted average number of Common Shares plus the effect of dilutive potential Common Shares outstanding during the period using the treasury stock method. Dilutive potential Common Shares include outstanding stock options, deferred share units and restricted share units.

The components of basic and diluted earnings (loss) per share were as follows:

	Year ended March 31,
	2015	2014	2013
Net income (loss) for basic and diluted earnings per share available to common shareholders	$24,128	$20,544	$(54,495)
Weighted-average number of shares outstanding – basic	121,581,694	120,997,027	120,744,832
Effect of dilutive securities – stock-based compensation	4,936,429	5,823,144	—

Weighted-average number of shares outstanding – diluted	126,518,123	126,820,171	120,744,832

Earnings (loss) per share
Basic	$0.20	$0.17	$(0.45)
Diluted	$0.19	$0.16	$(0.45)

Anti-dilutive securities excluded from the calculations of diluted earnings per share were 173,048, 117,916 and nil for fiscal years 2015, 2014 and 2013, respectively.